June 26, 2007

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Subject:	Nationwide Life Insurance Company
Registration of Deferred Variable Annuity Contracts
on Form N-4 Offered through
Nationwide Variable Account - II

Ladies and Gentlemen:

On behalf of Nationwide Life insurance Company (“Nationwide”) and its Nationwide Variable Account – II (the “Variable Account”) we are fling an original registration statement on Form N-4 under Securities Act of 1933 (“1933 Act”) for the purpose of registering Deferred Variable Annuity Contracts to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached to this correspondence.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

We respectfully request selective review of this registration statement. A majority of the registration statement is substantially similar to the Form N-4 registration statement for Deferred Variable Annuity Contracts issued by Nationwide through its Nationwide Variable Account – II (1933 Act No. 333-104513).  Therefore, we are providing a courtesy copy that is redlined to reflect changes that are materially different from the provisions in that registration statement.

The only difference between this filing and 1933 Act File No. 333-104513 is the selection of underlying mutual funds and the deletion of unavailable options.

Any other changes to the previously filed registration statements are non-material and are intended to improve overall disclosure.

Additionally, Nationwide acknowledges all of the following:

•	that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 249-6522 if you have any questions regarding this filing.

Sincerely,

Jeanny V. Simaitis
Lead Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny